Share-Based Compensation	3 Months Ended	10 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Share-Based Compensation [Abstract]
Share-based compensation

Note 10 — Share-based compensation

Share-Based Compensation Plans

The Company has recognized an increase in shareholders’ equity in the consolidated balance sheet as of March 31, 2022 and stock-based compensation expense of USD 2.0 million in the consolidated statement of operations for the three months ended March 31, 2022.

As of March 31, 2022, 22,756 treasury shares and 21,812 Common Shares issuable from the authorized conditional capital shares remain available for future grants under the ESPP and the ESOP.

The effect of recording share-based compensation by type of award was as follows:

Compensation Plan	Three Months Ended March 31, 2022
Restricted Founder Shares	$1,210,082
ESPP	692,678
ESOP	86,111
Total share-based compensation	$1,988,871

Restricted Founder Shares

On April 28, 2021, the shareholders’ agreement between the co-founders, the Series A investors and the Company imposed a reverse vesting condition on 90% of the total 110,000 Common Shares held by each of the three co-founders. Therefore, 99,000 Common Shares held by each of the co-founders were subject to these restrictions and considered unvested (the “Restricted Founder Shares”). The Restricted Founder Shares vest on the 28th of each month at a rate of 4.166% over a period of two years to April 28, 2023. If, before the end of the vesting period, the contractual relationship of the relevant co-founders is terminated, the Company in first priority, or any third party designated by it, and the other shareholders in second priority pro rata to their shareholdings, shall have an option to purchase all or a pro rata portion of the leaver shares that are unvested on the day the termination becomes effective at nominal value of CHF 0.10 per share. The Restricted Founder Shares are legally outstanding and continue to have voting and dividend rights.

The assumptions used in the valuation of the Restricted Founder Shares awarded are summarized below:

Grant date	4/28/2021
Estimated fair value of Restricted Founder Shares on the grant date (USD)(1)	49
Estimated fair value of Restricted Founder Shares on the resignation date of one of the co-founders (USD)(2)	336.39
Purchase price (CHF)	0.10

____________

(1)      The Company estimated the fair value of the Restricted Founder Shares with reference to the market-based transaction with the other Series A Preferred Shares Investors (refer Note 9 of the audited consolidated financial statements for the year ended December 31, 2021).

(2)      The Company estimated the fair value of the Restricted Founder Shares at co-founder’s resignation date by dividing the Company Enterprise Value (USD 360,000,000) as defined by the Business Combination Agreement by the Company’s fully diluted shares (1,070,196).

Grants awarded

Program	Restricted Founder Shares
Awards outstanding at January 1, 2022	132,000
Awards vested for the three months ended March 31, 2022	(24,750)
Awards outstanding at March 31, 2022	107,250

At March 31, 2022, the Company had USD 5.2 million of total unrecognized compensation expense related to the Restricted Founder Shares that will be recognized by April 28, 2023 with a monthly compensation expense of USD 403,356.

Employee Share Participation Plan (ESPP) 2021-2025

The ESPP grants will vest 25% on each anniversary of the grant date. In the event of a termination of contractual relationship between the Company and the entitled employee, the awards can be deemed forfeited by the Company if certain conditions are met. For awards granted prior to September 30, 2021 there is an accelerated vesting condition linked to a “Change of Control”, defined as any transfer of shares that results in the proposed acquirer holding more than 50% of the then issued share capital of the Company, where the grants will be deemed fully vested on the earlier of (i) 12 months (or such shorter period determined by the Board of Directors) after the occurrence of a “change of control” or (ii) the date after the occurrence of the change of control on which a termination notice is served to the participant by the Company (other than a bad leaver termination, described below) or by the participant for good cause (as defined under Swiss law or any other applicable foreign law).

The assumptions used in the valuation of the grants awarded under the ESPP for the three months ended March 31, 2022 are summarized below:

ESPP 2021

Assumptions for the three months ended March 31, 2022

Grant dates	01/18/2022
Estimated fair value of Common Shares on the grant date (USD)(1)	336.39
Purchase price (CHF)	0.10

____________

(1)      The Company estimated the fair value of the Common Shares by dividing the Company Enterprise Value (USD 360,000,000) as defined by the Business Combination Agreement by the Company’s fully diluted shares (1,070,196).

Grants awarded

Program	ESPP
Awards outstanding at January 1, 2022	31,528
Awards granted on January 18, 2022	35,000
Awards outstanding at March 31, 2022	66,528
Awards exercisable at March 31, 2022	—

At March 31, 2022, the Company had USD 12.8 million of total unrecognized compensation expense related to the ESPP that will be recognized over the weighted average period of 2.52 years.

Employee Stock Option Plan (ESOP) 2021-2025

The ESOP grants will vest 25% on each anniversary of the grant date. In the event of a termination of contractual relationship between the Company and the entitled employee, options can be deemed forfeited by the Company if certain conditions are met. There is also an accelerated vesting linked to a “Change of Control”, defined as any transfer of shares that results in the proposed acquirer holding more than 50% of the then issued share capital of the Company, where the grants will be deemed fully vested on the earlier of (i) 12 months (or such shorter period determined by the Board of Directors) after the occurrence of a “change of control” or (ii) the date after the occurrence of the change of control on which a termination notice is served to the participant by the Company (other than a bad leaver termination, described below) or by the participant for good cause (as defined under Swiss law or any other applicable foreign law).

The Company did not grant any award under the ESOP plan for the three months ended March 31, 2022.

Grants awarded

Program	ESOP
Awards outstanding at January 1, 2022	6,660
Awards granted	—
Awards outstanding at March 31, 2022	6,660
Awards exercisable at March 31, 2022	—

At March 31, 2022, the Company had USD 1.2 million of total unrecognized compensation expense related to the ESOP that will be recognized over the weighted average period of 2.51 years.

Note 11 — Share-based compensation

Share-Based Compensation Plans

As at December 31, 2021 the Company had the following share-based compensation arrangements:

•        Restricted Founder Shares — created in April 2021;

•        The Employee Share Participation Plan (ESPP)–created in July 2021

•        The Employee Stock Option Plan (ESOP)–created in July 2021.

All arrangements contain service and performance conditions and are settled with shares of the Company only and meet the definition of share-based compensation arrangements.

With the ESPP and ESOP plans, the Company enables eligible employees and members of the board (“participants”) to participate in the Company at favorable conditions. In December 2021, both plans were amended to add independent contractors to the group of eligible participants.

The purpose of the arrangements is to attract and retain the best available personnel and to provide participants with additional incentive to increase their efforts on behalf and in the best interest of the Company and its subsidiaries.

All awards granted under the different share-based compensation arrangements were classified as equity-settled share-based payments.

The Company has recognized an increase in shareholders’ equity in the consolidated balance sheet as of December 31, 2021 and stock-based compensation expense of USD 9.1 million in the consolidated statement of operations for the period ended December 31, 2021.

As of December 31, 2021, 57,756 treasury shares and 21,812 Common Shares issuable from the authorized conditional capital shares remain available for future grants under the ESPP and the ESOP.

The effect of recording share-based compensation by type of award was as follows:

Compensation Plan	For the period ended December 31, 2021
Restricted Founder Shares, included in severance payment of $4,159,467	$8,837,092
ESPP	148,835
ESOP	66,982
Total share-based compensation	$9,052,909

Restricted Founder Shares

In the course of preparing the consolidated financial statements for the period ended December 31, 2021, management identified an error resulting from its failure to correctly account for a reverse vesting condition imposed on certain founder shares pursuant to the shareholders’ agreement that the Company entered into with its shareholders on April 28, 2021. As a result, there was a material error in the interim financial statements for the periods ended June 30, 2021 and September 30, 2021.

On April 28, 2021, the shareholders’ agreement between the co-founders, the Series A investors and the Company imposed a reverse vesting condition on 90% of the total 110,000 Common Shares held by each of the three co-founders. Therefore, 99,000 Common Shares held by each of the co-founders were subject to these restrictions and considered unvested (the “Restricted Founder Shares”). The Restricted Founder Shares vest on the 28th of each month at a rate of 4.166% over a period of two years to April 28, 2023. If, before the end of the vesting period, the contractual relationship of the relevant co-founders is terminated, the Company in first priority, or any third party designated by it, and the other shareholders in second priority pro rata to their shareholdings, shall have an option to purchase all or a pro rata portion of the leaver shares that are unvested on the day the termination becomes effective at nominal value of CHF 0.10 per share. The Restricted Founder Shares are legally outstanding and continue to have voting and dividend rights.

Management had originally determined that, in substance, the reverse vesting condition was necessary to induce the sale of the Series A Preferred Shares and did not contain a compensatory element. However, on December 13, 2021 a termination agreement was reached between one of the co-founders and the Company to terminate the contractual relationship and that 57,756 Common Shares would be purchased by the Company. Based on this, the Company reassessed its accounting for the Restricted Founder Shares and concluded that, in substance, they were linked to a service condition and should be accounted for as a share-based compensation arrangement.

Accounting for the Restricted Founder Shares as share-based compensation increased general and administrative expenses to reflect the recognition of the non-cash expense of the fair value of the Restricted Founder Shares at the grant date of April 28, 2021 over the two-year vesting period, and led to corresponding increase in additional paid in capital. The previously unrecognized stock-based compensation expense amounts to USD 1.3 million for the period from inception to June 30, 2021 and to USD 3.0 million for the period from inception to September 30, 2021, causing an increase in net loss, general & administrative expenses and additional paid-in capital of the same amount in the respective periods. Net loss per share was previously presented as USD (47.80) for the period from inception to June 30, 2021, and as USD (70.56) for the period from inception to September 30, 2021. The increase in net loss, and exclusion of unvested Restricted Founder Shares in the denominator leads to corrected values of USD (71.09) for the period from inception to June 30, 2021, and of USD (136.52) for the period from inception to September 30, 2021.

The assumptions used in the valuation of the Restricted Founder Shares awarded under for the period from March 10, 2021 (Inception) to December 31, 2021 are summarized below:

Grant date	4/28/2021
Estimated fair value of Restricted Founder Shares on the grant date (USD)(1)	49
Estimated fair value of Restricted Founder Shares on the resignation date of one of the co-founders (USD)(2)	336.39
Purchase price (CHF)	0.10

____________

(1)      The Company estimated the fair value of the Restricted Founder Shares with reference to the market-based transaction with the other Series A Preferred Shares Investors (refer Note 9).

(2)      The Company estimated the fair value of the Restricted Founder Shares at co-founder’s resignation date by dividing the Company Enterprise Value (USD 360,000,000) as defined by the Business Combination Agreement by the Company’s fully diluted shares (1,070,196).

Grants awarded Program	Restricted Founder Shares
Awards outstanding at March 10, 2021 (Inception)	—
Awards granted on April 28, 2021	297,000
Repurchase of Common Shares following the resignation of a co-founder on December 13, 2021	(57,756)
Awards vested at December 31, 2021	(107,244)
Awards outstanding at December 31, 2021	132,000

At December 31, 2021, the Company had USD 6.4 million of total unrecognized compensation expense related to the Restricted Founder Shares that will be recognized by April 28, 2023 with a monthly compensation expense of USD 403,351.

Employee Share Participation Plan (ESPP) 2021-2025

The ESPP grants will vest 25% on each anniversary of the grant date. In the event of a termination of contractual relationship between the Company and the entitled employee, the awards can be deemed forfeited by the Company if certain conditions are met. For awards granted prior to September 30, 2021 there is an accelerated vesting condition linked to a “Change of Control”, defined as any transfer of shares that results in the proposed acquirer holding more than 50% of the then issued share capital of the Company, where the grants will be deemed fully vested on the earlier of (i) 12 months (or such shorter period determined by the Board of Directors) after the occurrence of a “change of control” or (ii) the date after the occurrence of the change of control on which a termination notice is served to the participant by the Company (other than a bad leaver termination, described below) or by the participant for good cause (as defined under Swiss law or any other applicable foreign law).

The assumptions used in the valuation of the grants awarded under the ESPP for the period from March 10, 2021 (Inception) to September 30, 2021 and for the period from September 30, 2021 to December 31, 2021 are separately summarized below:

ESPP 2021
Assumptions for the period from March 10, 2021 (Inception) to September 30, 2021
Grant dates	7/27/2021 & 9/9/2021
Estimated fair value of Common Shares on the grant date (USD)(1)	49
Purchase price (CHF)	0.10

____________

(1)      The Company estimated the fair value of the Common Shares with reference to the market-based transaction with the other Series A Preferred Shares Investors (refer Note 9).

Assumptions for the period from September 30, 2021 to December 31, 2021
Grant dates	10/25/2021
Estimated fair value of Common Shares on the grant date (USD)(2)	336.39
Purchase price (CHF)	0.10

____________

(2)      The Company estimated the fair value of the Common Shares by dividing the Company Enterprise Value (USD 360,000,000) as defined by the Business Combination Agreement by the Company’s fully diluted shares (1,070,196).

Grants awarded
Program	ESPP
Awards outstanding at March 10, 2021 (Inception)	—
Awards granted on July 27, 2021	12,212
Awards granted on September 9, 2021	18,317
Awards granted on October 25, 2021	999
Awards outstanding at December 31, 2021	31,528
Awards exercisable at December 31, 2021	—

At December 31, 2021, the Company had USD 1.7 million of total unrecognized compensation expense related to the ESPP that will be recognized over the weighted average period of 3.65 years.

Employee Stock Option Plan (ESOP) 2021-2025

The ESOP grants will vest 25% on each anniversary of the grant date. In the event of a termination of contractual relationship between the Company and the entitled employee, options can be deemed forfeited by the Company if certain conditions are met. There is also an accelerated vesting linked to a “Change of Control”, defined as any transfer of shares that results in the proposed acquirer holding more than 50% of the then issued share capital of the Company, where the grants will be deemed fully vested on the earlier of (i) 12 months (or such shorter period determined by the Board of Directors) after the occurrence of a “change of control” or (ii) the date after the occurrence of the change of control on which a termination notice is served to the participant by the Company (other than a bad leaver termination, described below) or by the participant for good cause (as defined under Swiss law or any other applicable foreign law).

The assumptions used in the valuation of the ESOP grants under the Black-Scholes pricing model for the period from March 10, 2021 (Inception) to September 30, 2021 and for the period from September 30, 2021 to December 31, 2021 are separately summarized below:

ESOP 2021
Assumptions for the period from March 10, 2021 (Inception) to September 30, 2021
Grant date	9/9/2021
Estimated fair value of the option on the grant date using Black-Scholes model (USD)(1)	33
Exercise price (USD)	44
Expected term of the award on the grant date (years)(2)	6
Expected volatility of the share price(3)	75%
Risk-free interest rate(4)	1%
Expected dividend rate	—

Assumptions for the period from September 30, 2021 to December 31, 2021
Grant date	10/25/2021
Estimated fair value of the option on the grant date using Black-Scholes model (USD)(5)	336.30
Exercise price (USD)	0.10
Expected term of the award on the grant date (years)(2)	6
Expected volatility of the share price(3)	75%
Risk-free interest rate(4)	1%
Expected dividend rate	—

____________

(1)      The Company assumed a fair value per Common Share of USD 49 when estimating the fair value of the option. The fair value per Common Share was determined with reference to the market-based transaction with the other Series A Preferred Shares Investors (refer Note 9).

(2)      The expected term represents the period that share-based awards are expected to be outstanding.

(3)      The expected volatility was derived from the historical stock volatilities of comparable peer public companies within the Company’s industry.

(4)      The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the measurement date with maturities approximately equal to the expected term.

(5)      The Company estimated the fair value of the Common Shares by dividing the Company Enterprise Value (USD 360,000,000) as defined by the Business Combination Agreement by the Company’s fully diluted shares (1,070,196).

Grants awarded
Program	ESOP
Awards outstanding at March 10, 2021 (Inception)	—
Awards granted on September 9, 2021	2,775
Awards granted on October 25, 2021	5,550
Awards forfeited on December 9, 2021	(1,665)
Awards outstanding at December 31, 2021	6,660
Awards exercisable at December 31, 2021	—

At December 31, 2021, the Company had USD 1.3 million of total unrecognized compensation expense related to the ESOP that will be recognized over the weighted average period of 3.77 years.